Consolidated Statement of Changes in Stockholders' Equity - BRL (R$) R$ in Millions	Total	IFRS 17	Capital	Capital IFRS 17	Treasury shares	Treasury shares IFRS 17	Capital reserves	Capital reserves IFRS 17	Profit reserves	Profit reserves IFRS 17	Retained earnings	Retained earnings IFRS 17	Financial assets at fair value through other comprehensive income		Financial assets at fair value through other comprehensive income IFRS 17 [1]	Insurance contracts and private pension	Insurance contracts and private pension IFRS 17	Remeasurements of liabilities of post-employment benefits	Remeasurements of liabilities of post-employment benefits IFRS 17	Conversion adjustments of foreign investments	Conversion adjustments of foreign investments IFRS 17	Gains and losses – hedge [2]	Gains and losses – hedge IFRS 17 [2]	Total stockholders’ equity – owners of the parent company	Total stockholders’ equity – owners of the parent company IFRS 17	Total stockholders’ equity – non-controlling interests	Total stockholders’ equity – non-controlling interests IFRS 17
Balance at the beginning of the year at Dec. 31, 2022	R$ 177,107		R$ 90,729		R$ (71)		R$ 2,480		R$ 86,209		R$ 0		R$ (5,984)	[1]		R$ 796		R$ (1,520)		R$ 3,505		R$ (8,427)		R$ 167,717		R$ 9,390
Transactions with owners	200		0		60		140		0		0		0	[1]		0		0		0		0		200		0
Acquisition of treasury shares	(689)		0		(689)		0		0		0		0	[1]		0		0		0		0		(689)		0
Result of delivery of treasury shares	747		0		749		(2)		0		0		0	[1]		0		0		0		0		747		0
Recognition of share-based payment plans	142		0		0		142		0		0		0	[1]		0		0		0		0		142		0
Dividends	(365)		0		0		0		11,000		(11,000)		0	[1]		0		0		0		0		0		(365)
Interest on capital	(12,315)		0		0		0		0		(12,315)		0	[1]		0		0		0		0		(12,315)		0
Unclaimed dividends and Interest on capital	53		0		0		0		0		53		0	[1]		0		0		0		0		53		0
Corporate reorganization	265		0		0		0		265		0		0	[1]		0		0		0		0		265		0
Other	(2,852)		0		0		0		(2,852)		0		0	[1]		0		0		0		0		(2,852)		0
Total comprehensive income	36,957		0		0		0		0		33,105		4,681			(710)		(324)		(327)		684		37,109		(152)
Net income	33,877		0		0		0		0		33,105		0	[1]		0		0		0		0		33,105		772
Other comprehensive income for the period	3,080		0		0		0		0		0		4,681	[1]		(710)		(324)		(327)		684		4,004		(924)
Appropriations:
Legal reserve	0		0		0		0		1,669		(1,669)		0	[1]		0		0		0		0		0		0
Statutory reserve	0		0		0		0		8,174		(8,174)		0	[1]		0		0		0		0		0		0
Change in the period		R$ 21,943		R$ 0		R$ 60		R$ 140		R$ 18,256		R$ 0			R$ 4,681		R$ (710)		R$ (324)		R$ (327)		R$ 684		R$ 22,460		R$ (517)
Balance at the ending of the year at Dec. 31, 2023	199,050	R$ 199,050	90,729	R$ 90,729	(11)	R$ (11)	2,620	R$ 2,620	104,465	R$ 104,465	0	R$ 0	(1,303)	[1]	R$ (1,303)	86	R$ 86	(1,844)	R$ (1,844)	3,178	R$ 3,178	(7,743)	R$ (7,743)	190,177	R$ 190,177	8,873	R$ 8,873
Transactions with owners	(786)		0		(898)		112		0		0		0	[1]		0		0		0		0		(786)		0
Acquisition of treasury shares	(1,775)		0		(1,775)		0		0		0		0	[1]		0		0		0		0		(1,775)		0
Result of delivery of treasury shares	860		0		877		(17)		0		0		0	[1]		0		0		0		0		860		0
Recognition of share-based payment plans	129		0		0		129		0		0		0	[1]		0		0		0		0		129		0
Dividends	(589)		0		0		0		12,229		(12,229)		0	[1]		0		0		0		0		0		(589)
Interest on capital	(12,615)		0		0		0		3,260		(15,875)		0	[1]		0		0		0		0		(12,615)		0
Dividends / Interest on capital - declared after previous period	(11,000)		0		0		0		(11,000)		0		0	[1]		0		0		0		0		(11,000)		0
Unclaimed dividends and Interest on capital	32		0		0		0		0		32		0	[1]		0		0		0		0		32		0
Corporate reorganization	(359)		0		0		0		(359)		0		0	[1]		0		0		0		0		(359)		0
Other	(180)		0		0		0		(180)		0		0	[1]		0		0		0		0		(180)		0
Total comprehensive income	47,731		0		0		0		0		41,085		(2,015)	[1]		470		(115)		8,552		(2,156)		45,821		1,910
Net income	42,128		0		0		0		0		41,085		0	[1]		0		0		0		0		41,085		1,043
Other comprehensive income for the period	5,603		0		0		0		0		0		(2,015)	[1]		470		(115)		8,552		(2,156)		4,736		867
Appropriations:
Legal reserve	0		0		0		0		1,406		(1,406)		0	[1]		0		0		0		0		0		0
Statutory reserve	0		0		0		0		11,607		(11,607)		0	[1]		0		0		0		0		0		0
Change in the period	22,234		0		(898)		112		16,963		0		(2,015)	[1]		470		(115)		8,552		(2,156)		20,913		1,321
Balance at the ending of the year at Dec. 31, 2024	221,284		90,729		(909)		2,732		121,428		0		(3,318)	[1]		556		(1,959)		11,730		(9,899)		211,090		10,194
Transactions with owners	(1,960)		46,181		896		144		(49,181)		0		0	[1]		0		0		0		0		(1,960)		0
Acquisition of treasury shares	(3,085)		0		(3,085)		0		0		0		0	[1]		0		0		0		0		(3,085)		0
Cancellation of treasury shares	0		0		3,000		0		(3,000)		0		0	[1]		0		0		0		0		0		0
Result of delivery of treasury shares	971		0		981		(10)		0		0		0	[1]		0		0		0		0		971		0
Recognition of share-based payment plans	154		0		0		154		0		0		0	[1]		0		0		0		0		154		0
Capitalization by reserves	0		46,181		0		0		(46,181)		0		0	[1]		0		0		0		0		0		0
Dividends	(20,633)		0		0		0		0		(20,000)		0	[1]		0		0		0		0		(20,000)		(633)
Interest on capital	(13,704)		0		0		0		0		(13,704)		0	[1]		0		0		0		0		(13,704)		0
Dividends / Interest on capital - declared after previous period	(15,489)		0		0		0		(15,489)		0		0	[1]		0		0		0		0		(15,489)		0
Unclaimed dividends and Interest on capital	38		0		0		0		0		38		0	[1]		0		0		0		0		38		0
Corporate reorganization	(5)		0		0		0		(5)		0		0	[1]		0		0		0		0		(5)		0
Other	(233)		0		0		0		(233)		0		0	[1]		0		0		0		0		(233)		0
Total comprehensive income	45,778		0		0		0		0		44,857		980	[1]		938		(5)		(3,008)		1,002		44,764		1,014
Net income	45,849		0		0		0		0		44,857		0	[1]		0		0		0		0		44,857		992
Other comprehensive income for the period	(71)		0		0		0		0		0		980	[1]		938		(5)		(3,008)		1,002		(93)		22
Appropriations:
Legal reserve	0		0		0		0		2,283		(2,283)		0	[1]		0		0		0		0		0		0
Statutory reserve	0		0		0		0		8,908		(8,908)		0	[1]		0		0		0		0		0		0
Change in the period	(6,208)		46,181		896		144		(53,717)		0		980	[1]		938		(5)		(3,008)		1,002		(6,589)		381
Balance at the ending of the year at Dec. 31, 2025	R$ 215,076		R$ 136,910		R$ (13)		R$ 2,876		R$ 67,711		R$ 0		R$ (2,338)	[1]		R$ 1,494		R$ (1,964)		R$ 8,722		R$ (8,897)		R$ 204,501		R$ 10,575

[1]	Includes the share in other comprehensive income of investments in associates and joint ventures related to financial assets at fair value through other comprehensive income.
[2]	Includes cash flow hedge and hedge of net investment in foreign operation